Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial (Gains) Losses
Benefit amounts recognized on Equity	$ (574)	$ (1,035)	$ 212
Pension benefits
Employee benefits obligations
Current service cost	202	247	244
Past service cost	27	(197)
Settlements	7	3	(7)
Net interest cost	5	18	25
Benefit amounts recognized on Profit & Loss	241	71	262
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	1	(71)	(12)
Effect of changes in financial assumptions	(2,617)	(450)	773
Effect of experience adjustments	111	(214)	57
Actual return on plan assets	2,083	(294)	(517)
Effect of asset ceiling	3	5
Benefit amounts recognized on Equity	(419)	(1,024)	301
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	(178)	(953)	563
Other benefits
Employee benefits obligations
Current service cost	15	17	19
Past service cost	9	(1)
Settlements			(3)
Net interest cost	12	8	11
Benefit amounts recognized on Profit & Loss	36	24	27
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(9)	(8)	(3)
Effect of changes in financial assumptions	(138)	2	(1)
Effect of experience adjustments	(8)	(5)	(85)
Benefit amounts recognized on Equity	(155)	(11)	(89)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	$ (119)	$ 13	$ (62)